Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings (loss)	$ (369)	$ 3,003	$ (18,455)	$ 88,257	$ 152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,890	21,072	87,622	85,265	86,559
Equity (earnings) loss from associate and joint venture	(284)	412	(671)	(1,995)	(1,692)
Deferred income taxes	258	(4,520)	43,422	14,174	31,476
Share-based compensation expense	4,049	5,267	12,937	1,816	7,749
Loss on disposal of property, plant and equipment	0	25	(135)	(45)	(302)
Impairment on property, plant and equipment and rental equipment			537	2,607	26,414
Adjustments to reconcile profit (loss) other than changes in working capital	25,544	25,259	125,257	190,079	302,332
Net change in non-cash working capital and other (Note 16)	(48,256)	33,318	82,937	57,230	(235,411)
Cash provided by (used in) operating activities	(22,712)	58,577	208,194	247,309	66,921
Additions to:
Property, plant and equipment	(899)	(1,319)	(5,154)	(9,874)	(46,322)
Rental equipment	(2,540)	(11,329)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment			220	115	9,205
Rental equipment	0	869	4,670	4,592	6,442
Investment in associates and joint ventures			(130)	(1,939)	(3,630)
Net change in working capital associated with investing activities	(13,446)	(791)	3,720	(39,512)	1,542
Cash used in investing activities	(16,885)	(12,570)	(48,861)	(170,497)	(249,831)
Financing Activities
Net repayment of the Bank Facility	15,860	(24,759)	(53,891)	(40,081)	(812)
Net proceeds from the Asset-Based Facility	(4,577)	0	36,916	0	0
Repayment of the Senior Notes			(40,000)	0	0
Lease liability principal repayment	(3,513)	(3,336)	(14,215)	(12,770)	(12,551)
Dividends paid	(2,242)	(1,793)	(7,171)	(24,212)	(37,548)
Stock option exercises	12				7,453
Debt refinancing and transaction costs	(4,155)	(155)	(2,095)	(258)	(780)
Cash provided by (used in) financing activities	1,385	(30,043)	(80,456)	(77,321)	(44,238)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(1,332)	(998)	(1,795)	(70)	(3,461)
Increase (decrease) in cash and cash equivalents	(39,544)	14,966	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period	172,758	95,676	95,676	96,255	326,864
Cash and cash equivalents, end of period	$ 133,214	$ 110,642	$ 172,758	$ 95,676	$ 96,255